Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

21. Related Party Transactions

The table below sets forth the major related parties and their relationships with the Group:

Related Parties	Relationships with the Group
Other entities within the Phoenix TV Group	Under common control by Phoenix TV
China Mobile Communication Corporation (“China Mobile”)	A shareholder of Phoenix TV
Henan Fengyi Feiyang Network Technology Limited (“Fengyi Technology”)	Investee
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou and employees of the Group
Mr. Zou Ming and Ms. Wang Xiaojia	Legal shareholders of Fenghuang Ronghe and employees of the Group

The Group had the following related party transactions for the years ended December 31, 2023, 2024 and 2025 (in thousands):

Transactions with the Other Entities Within the Phoenix TV Group:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Content provided by Phoenix TV Group	(45,000)	(46,774)	(51,774)
Advertising and promotion expenses charged by Phoenix TV Group	(4,290)	(2,155)	(3,301)
Corporate administrative expenses charged by Phoenix TV Group	(943)	(822)	(830)
Trademark license fees charged by Phoenix TV Group	(5,548)	(4,233)	(3,447)
Project cost charged by Phoenix TV Group	(2,601)	(798)	(953)
Revenues earned from Phoenix TV Group	4,566	35,515	38,859

Transactions with China Mobile:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Advertising revenues earned from China Mobile	4,914	4,338	4,548
Paid services revenues earned from and through China Mobile	17,916	10,090	1,207
Revenue sharing fees and bandwidth costs charged by China Mobile	(3,313)	(1,918)	(5)

Transactions with Investees:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Advertising revenues earned from Fengyi Technology	197	1,422	1,677
Revenues earned from other investees	93	—	—

21. Related Party Transactions (Continued)

As of December 31, 2024 and 2025, the amounts of due from and due to related parties were as follows (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Amounts due from related parties:
Due from China Mobile	2,057	2,881
Due from Phoenix TV Group	71,262	69,854
Due from Fengyi Technology	3,085	1,657
Total	76,404	74,392
Amounts due to related parties:
Due to China Mobile	8	74
Due to Phoenix TV Group	20,316	27,070
Due to Fengyi Technology	4,003	2,000
Total	24,327	29,144

The amounts due from Phoenix TV Group represent accounts receivable from Phoenix TV Group for the advertising services provided to its customers and advance payments to Phoenix TV Group for the content provided by it, and the amounts due to Phoenix TV Group represent resources or services provided by Phoenix TV Group, expenses paid by Phoenix TV Group on behalf of the Group, and expenses charged by Phoenix TV Group under the cooperation agreements.